iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited)
July 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 2.2%
ATI, Inc.
(a)
.............................. 6,098 $ 469,180
Axon Enterprise, Inc.
(a)
..................... 3,173 2,397,170
Boeing Co. (The)
(a)
........................ 32,357 7,178,077
BWX Technologies, Inc. .................... 3,990 606,201
Curtiss-Wright Corp. ....................... 1,642 804,941
General Dynamics Corp. .................... 10,853 3,381,903
General Electric Co. ....................... 45,763 12,405,434
HEICO Corp. ........................... 1,684 550,331
HEICO Corp., Class A ...................... 3,246 837,760
Hexcel Corp. ............................ 3,645 218,372
Howmet Aerospace, Inc. .................... 17,306 3,111,100
Huntington Ingalls Industries, Inc. .............. 1,716 478,524
L3Harris Technologies, Inc. .................. 8,035 2,208,179
Lockheed Martin Corp. ..................... 8,954 3,769,455
Northrop Grumman Corp. ................... 5,843 3,369,132
RTX Corp. ............................. 57,332 9,033,803
Textron, Inc. ............................ 7,722 600,540
TransDigm Group, Inc. ..................... 2,413 3,881,214
Woodward, Inc. .......................... 2,500 642,700
55,944,016
a
Air Freight & Logistics  — 0.2%
CH Robinson Worldwide, Inc. ................ 4,991 575,562
Expeditors International of Washington, Inc. ....... 6,001 697,556
FedEx Corp. ............................ 9,478 2,118,238
GXO Logistics, Inc.
(a)(b)
..................... 5,021 249,594
United Parcel Service, Inc., Class B ............ 31,405 2,705,855
6,346,805
a
Automobile Components  — 0.1%
Aptiv PLC
(a)
............................. 9,343 641,303
Autoliv, Inc. ............................. 3,172 353,837
BorgWarner, Inc. ......................... 9,179 337,787
Gentex Corp. ........................... 9,846 260,131
Lear Corp. ............................. 2,275 214,510
Mobileye Global, Inc., Class A
(a)
............... 6,458 91,962
1,899,530
a
Automobiles  — 1.7%
Ford Motor Co. .......................... 167,954 1,859,251
General Motors Co. ....................... 41,259 2,200,755
Harley-Davidson, Inc. ...................... 5,049 122,842
Lucid Group, Inc.
(a)(b)
....................... 48,498 119,305
Rivian Automotive, Inc., Class A
(a)(b)
............. 35,180 452,767
Tesla, Inc.
(a)
............................. 120,352 37,100,911
Thor Industries, Inc. ....................... 2,323 211,370
42,067,201
a
Banks  — 3.6%
Bank of America Corp. ..................... 281,203 13,292,466
Bank OZK ............................. 4,535 223,575
BOK Financial Corp. ....................... 962 97,672
Citigroup, Inc. ........................... 80,295 7,523,641
Citizens Financial Group, Inc. ................ 18,658 890,360
Comerica, Inc. ........................... 5,648 381,635
Commerce Bancshares, Inc. ................. 5,440 332,928
Cullen/Frost Bankers, Inc. ................... 2,713 345,663
East West Bancorp, Inc. .................... 5,826 584,057
Fifth Third Bancorp ....................... 28,417 1,181,295
First Citizens BancShares, Inc., Class A .......... 470 937,537
First Financial Bankshares, Inc. ............... 5,368 185,840
First Horizon Corp. ........................ 22,762 496,439
FNB Corp. ............................. 15,150 232,098
Security Shares Value
a
Banks (continued)
Glacier Bancorp, Inc. ...................... 4,813 $ 210,954
Home BancShares, Inc. .................... 7,968 224,379
Huntington Bancshares, Inc. ................. 63,036 1,035,681
JPMorgan Chase & Co. .................... 119,358 35,358,614
KeyCorp ............................... 42,360 759,091
M&T Bank Corp. ......................... 6,888 1,299,766
Pinnacle Financial Partners, Inc. ............... 3,294 289,510
PNC Financial Services Group, Inc. (The) ........ 16,894 3,214,421
Popular, Inc. ............................ 3,003 344,084
Prosperity Bancshares, Inc. .................. 4,009 267,080
Regions Financial Corp. .................... 38,995 987,743
SouthState Corp. ......................... 4,199 395,420
Synovus Financial Corp. .................... 6,249 295,203
TFS Financial Corp. ....................... 2,238 29,340
Truist Financial Corp. ...................... 56,670 2,477,046
U.S. Bancorp ........................... 67,097 3,016,681
UMB Financial Corp. ...................... 2,912 320,291
United Bankshares, Inc. .................... 5,849 207,756
Valley National Bancorp .................... 20,033 185,706
Webster Financial Corp. .................... 7,524 433,759
Wells Fargo & Co. ........................ 139,650 11,259,979
Western Alliance Bancorp ................... 4,621 358,405
Wintrust Financial Corp. .................... 2,815 360,264
Zions Bancorp NA ........................ 6,284 336,948
90,373,327
a
Beverages  — 1.0%
Brown-Forman Corp., Class A ................ 2,318 66,388
Brown-Forman Corp., Class B, NVS ............ 7,792 224,799
Celsius Holdings, Inc.
(a)
..................... 6,878 311,849
Coca-Cola Co. (The) ...................... 166,232 11,285,490
Coca-Cola Consolidated, Inc. ................. 2,552 285,186
Constellation Brands, Inc., Class A ............. 6,576 1,098,455
Keurig Dr Pepper, Inc. ..................... 58,149 1,898,565
Molson Coors Beverage Co., Class B ........... 7,526 366,667
Monster Beverage Corp.
(a)
................... 30,088 1,767,670
National Beverage Corp.
(a)
................... 1,026 47,011
PepsiCo, Inc. ........................... 58,838 8,114,937
25,467,017
a
Biotechnology  — 1.8%
AbbVie, Inc. ............................ 75,937 14,353,612
Alkermes PLC
(a)(b)
......................... 7,081 187,576
Alnylam Pharmaceuticals, Inc.
(a)(b)
.............. 5,597 2,195,367
Amgen, Inc. ............................ 23,118 6,822,122
Apellis Pharmaceuticals, Inc.
(a)
................ 4,527 101,133
Arrowhead Pharmaceuticals, Inc.
(a)
............. 5,335 84,293
Biogen, Inc.
(a)
........................... 6,270 802,560
BioMarin Pharmaceutical, Inc.
(a)
............... 8,084 467,659
CRISPR Therapeutics AG
(a)(b)
................. 3,659 205,855
Denali Therapeutics, Inc.
(a)(b)
................. 5,417 74,917
Exact Sciences Corp.
(a)
..................... 7,775 365,036
Exelixis, Inc.
(a)
........................... 12,216 442,464
Gilead Sciences, Inc. ...................... 53,540 6,012,007
Halozyme Therapeutics, Inc.
(a)(b)
............... 5,306 318,201
Incyte Corp.
(a)
........................... 6,841 512,323
Insmed, Inc.
(a)
........................... 7,672 823,052
Ionis Pharmaceuticals, Inc.
(a)(b)
................ 6,947 298,582
Moderna, Inc.
(a)(b)
......................... 14,346 424,068
Natera, Inc.
(a)
........................... 5,860 783,248
Neurocrine Biosciences, Inc.
(a)
................ 4,379 561,519
Regeneron Pharmaceuticals, Inc. .............. 4,456 2,430,570
Roivant Sciences Ltd.
(a)
..................... 18,690 212,318
Sarepta Therapeutics, Inc.
(a)
................. 4,153 68,192

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Biotechnology (continued)
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 3,898 $ 106,493
United Therapeutics Corp.
(a)
.................. 1,913 525,501
Vaxcyte, Inc.
(a)
........................... 4,804 163,096
Vertex Pharmaceuticals, Inc.
(a)
................ 11,004 5,027,397
44,369,161
a
Broadline Retail  — 3.9%
Amazon.com, Inc.
(a)
....................... 405,801 95,002,072
eBay, Inc. .............................. 19,784 1,815,182
Etsy, Inc.
(a)
............................. 4,693 273,461
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 2,640 360,703
97,451,418
a
Building Products  — 0.6%
A O Smith Corp. ......................... 5,045 357,136
Advanced Drainage Systems, Inc. ............. 2,959 339,545
Allegion PLC ............................ 3,776 626,514
Armstrong World Industries, Inc. ............... 1,944 365,802
Builders FirstSource, Inc.
(a)
.................. 4,742 602,850
Carlisle Companies, Inc. .................... 1,909 677,141
Carrier Global Corp. ....................... 34,545 2,370,478
Fortune Brands Innovations, Inc. .............. 5,253 286,499
Johnson Controls International PLC ............ 28,235 2,964,675
Lennox International, Inc. ................... 1,354 824,586
Masco Corp. ............................ 9,278 632,110
Owens Corning .......................... 3,706 516,728
Simpson Manufacturing Co., Inc. .............. 1,834 329,075
Trane Technologies PLC .................... 9,605 4,207,758
Trex Co., Inc.
(a)
.......................... 4,780 307,067
UFP Industries, Inc. ....................... 2,612 255,976
Zurn Elkay Water Solutions Corp. .............. 6,178 273,377
15,937,317
a
Capital Markets  — 3.7%
Affiliated Managers Group, Inc. ............... 1,278 268,214
Ameriprise Financial, Inc. ................... 4,101 2,125,097
Ares Management Corp., Class A .............. 8,671 1,608,731
Bank of New York Mellon Corp. (The) ........... 30,700 3,114,515
BlackRock, Inc.
(c)
......................... 6,249 6,911,456
Blackstone, Inc. .......................... 31,306 5,414,686
Blue Owl Capital, Inc., Class A ................ 24,700 477,945
Carlyle Group, Inc. (The) .................... 9,186 557,223
Cboe Global Markets, Inc. ................... 4,461 1,075,279
Charles Schwab Corp. (The) ................. 73,295 7,163,120
CME Group, Inc., Class A ................... 15,456 4,301,096
Coinbase Global, Inc., Class A
(a)
............... 9,080 3,430,061
Evercore, Inc., Class A ..................... 1,530 460,744
FactSet Research Systems, Inc. ............... 1,647 663,576
Franklin Resources, Inc. .................... 12,895 309,480
Goldman Sachs Group, Inc. (The) ............. 13,168 9,528,233
Hamilton Lane, Inc., Class A ................. 1,863 283,735
Houlihan Lokey, Inc., Class A ................. 2,284 435,467
Interactive Brokers Group, Inc., Class A .......... 18,719 1,227,218
Intercontinental Exchange, Inc. ............... 24,653 4,556,614
Invesco Ltd. ............................ 19,278 405,031
Janus Henderson Group PLC ................ 5,613 243,043
Jefferies Financial Group, Inc. ................ 6,952 400,852
KKR & Co., Inc. .......................... 29,071 4,261,227
Lazard, Inc. ............................ 4,820 250,544
LPL Financial Holdings, Inc. .................. 3,457 1,368,039
MarketAxess Holdings, Inc. .................. 1,614 331,677
Moody's Corp. ........................... 6,658 3,433,730
Morgan Stanley .......................... 53,125 7,568,188
Morningstar, Inc. ......................... 1,127 311,570
MSCI, Inc. ............................. 3,321 1,864,277
Security Shares Value
a
Capital Markets (continued)
Nasdaq, Inc. ............................ 17,787 $ 1,711,465
Northern Trust Corp. ....................... 8,409 1,093,170
Raymond James Financial, Inc. ............... 7,859 1,313,475
Robinhood Markets, Inc., Class A
(a)
............. 30,646 3,158,070
S&P Global, Inc. ......................... 13,471 7,423,868
SEI Investments Co. ....................... 4,244 373,981
State Street Corp. ........................ 12,456 1,391,958
Stifel Financial Corp. ...................... 4,274 487,749
T Rowe Price Group, Inc. ................... 9,571 970,978
TPG, Inc., Class A ........................ 5,507 314,284
Tradeweb Markets, Inc., Class A ............... 4,998 692,473
Virtu Financial, Inc., Class A .................. 3,356 148,134
93,430,273
a
Chemicals  — 1.1%
Air Products and Chemicals, Inc. .............. 9,521 2,740,906
Albemarle Corp. ......................... 5,033 341,489
Ashland, Inc. ............................ 2,005 103,378
Axalta Coating Systems Ltd.
(a)
................ 9,504 269,153
Celanese Corp. .......................... 4,678 244,332
CF Industries Holdings, Inc. .................. 6,953 645,447
Chemours Co. (The) ....................... 6,392 76,576
Corteva, Inc. ............................ 29,286 2,112,399
Dow, Inc. .............................. 30,574 712,068
DuPont de Nemours, Inc. ................... 18,058 1,298,370
Eastman Chemical Co. ..................... 5,003 363,268
Ecolab, Inc. ............................ 10,843 2,838,264
Element Solutions, Inc. ..................... 9,785 230,926
FMC Corp. ............................. 5,418 211,519
Huntsman Corp. ......................... 6,619 64,204
International Flavors & Fragrances, Inc. .......... 10,970 779,199
Linde PLC ............................. 20,200 9,297,252
LyondellBasell Industries N.V., Class A .......... 10,997 637,056
Mosaic Co. (The) ......................... 13,258 477,421
NewMarket Corp. ......................... 342 234,954
Olin Corp. .............................. 5,015 94,984
PPG Industries, Inc. ....................... 9,897 1,044,134
RPM International, Inc. ..................... 5,534 649,747
Scotts Miracle-Gro Co. (The), Class A ........... 1,711 107,211
Sherwin-Williams Co. (The) .................. 9,938 3,288,285
Westlake Corp. .......................... 1,360 107,848
28,970,390
a
Commercial Services & Supplies  — 0.6%
Cintas Corp. ............................ 14,683 3,267,702
Clean Harbors, Inc.
(a)
...................... 2,178 513,594
Copart, Inc.
(a)
........................... 37,528 1,701,144
MSA Safety, Inc. ......................... 1,714 304,869
RB Global, Inc. .......................... 7,777 841,938
Republic Services, Inc. ..................... 8,693 2,005,040
Rollins, Inc. ............................. 12,010 687,813
Tetra Tech, Inc. .......................... 11,575 425,266
Veralto Corp. ............................ 10,582 1,109,311
Waste Management, Inc. .................... 15,729 3,604,458
14,461,135
a
Communications Equipment  — 0.9%
Arista Networks, Inc.
(a)
..................... 44,188 5,444,845
Ciena Corp.
(a)
........................... 6,016 558,526
Cisco Systems, Inc. ....................... 171,000 11,641,680
F5, Inc.
(a)
.............................. 2,456 769,760
Lumentum Holdings, Inc.
(a)(b)
................. 2,966 326,497
Motorola Solutions, Inc. .................... 7,176 3,150,121

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Communications Equipment (continued)
Ubiquiti, Inc. ............................ 186 $ 80,997
21,972,426
a
Construction & Engineering  — 0.3%
AECOM ............................... 5,796 653,441
API Group Corp.
(a)
........................ 15,379 554,721
Comfort Systems USA, Inc. .................. 1,527 1,073,939
EMCOR Group, Inc. ....................... 1,920 1,204,781
Everus Construction Group, Inc.
(a)
.............. 2,184 162,184
Fluor Corp.
(a)
............................ 7,334 416,351
MasTec, Inc.
(a)
........................... 2,544 481,350
Quanta Services, Inc. ...................... 6,358 2,582,175
Valmont Industries, Inc. ..................... 831 302,442
WillScot Holdings Corp., Class A .............. 8,230 241,550
7,672,934
a
Construction Materials  — 0.3%
Amrize Ltd.
(a)(b)
........................... 22,605 1,155,568
CRH PLC .............................. 28,974 2,765,568
Eagle Materials, Inc. ....................... 1,428 320,286
Martin Marietta Materials, Inc. ................ 2,618 1,505,036
Vulcan Materials Co. ...................... 5,654 1,552,984
7,299,442
a
Consumer Finance  — 0.7%
Ally Financial, Inc. ........................ 11,797 446,517
American Express Co. ..................... 23,772 7,115,197
Capital One Financial Corp. .................. 27,449 5,901,535
Credit Acceptance Corp.
(a)(b)
.................. 265 129,924
FirstCash Holdings, Inc. .................... 1,662 221,528
OneMain Holdings, Inc. ..................... 5,240 302,820
SLM Corp. ............................. 8,758 278,504
SoFi Technologies, Inc.
(a)
.................... 50,906 1,149,458
Synchrony Financial ....................... 16,508 1,150,112
16,695,595
a
Consumer Staples Distribution & Retail  — 1.9%
Albertsons Companies, Inc., Class A ............ 17,235 331,257
BJ's Wholesale Club Holdings, Inc.
(a)
............ 5,560 588,804
Casey's General Stores, Inc. ................. 1,592 828,047
Costco Wholesale Corp. .................... 19,041 17,891,685
Dollar General Corp. ...................... 9,489 995,396
Dollar Tree, Inc.
(a)
......................... 8,651 982,321
Kroger Co. (The) ......................... 26,289 1,842,859
Maplebear, Inc.
(a)(b)
........................ 7,044 337,901
Performance Food Group Co.
(a)
............... 6,563 658,925
Sprouts Farmers Market, Inc.
(a)
................ 4,199 636,316
Sysco Corp. ............................ 21,063 1,676,615
Target Corp. ............................ 19,671 1,976,935
U.S. Foods Holding Corp.
(a)
.................. 9,951 829,217
Walgreens Boots Alliance, Inc. ................ 30,536 355,439
Walmart, Inc. ............................ 185,669 18,191,849
48,123,566
a
Containers & Packaging  — 0.3%
Amcor PLC ............................. 97,697 913,467
AptarGroup, Inc. ......................... 2,911 457,435
Avery Dennison Corp. ...................... 3,471 582,330
Ball Corp. .............................. 11,906 681,738
Crown Holdings, Inc. ...................... 5,139 510,611
Graphic Packaging Holding Co. ............... 13,047 291,731
International Paper Co. ..................... 22,777 1,064,597
Packaging Corp. of America ................. 3,798 735,862
Sealed Air Corp. ......................... 5,661 165,697
Silgan Holdings, Inc. ....................... 3,511 163,367
Smurfit WestRock PLC ..................... 21,140 938,193
Security Shares Value
a
Containers & Packaging (continued)
Sonoco Products Co. ...................... 4,174 $ 188,122
6,693,150
a
Distributors  — 0.1%
Genuine Parts Co. ........................ 5,978 770,444
LKQ Corp. ............................. 11,438 337,078
Pool Corp. ............................. 1,612 496,722
1,604,244
a
Diversified Consumer Services  — 0.1%
ADT, Inc. .............................. 17,260 144,121
Bright Horizons Family Solutions, Inc.
(a)
.......... 2,491 281,732
Duolingo, Inc., Class A
(a)
.................... 1,685 583,937
Grand Canyon Education, Inc.
(a)
............... 1,234 208,089
H&R Block, Inc. .......................... 5,646 306,804
Service Corp. International .................. 6,331 483,119
2,007,802
a
Diversified REITs  — 0.0%
WP Carey, Inc. .......................... 9,252 593,608
a
Diversified Telecommunication Services  — 0.7%
AT&T, Inc. .............................. 308,792 8,463,989
Frontier Communications Parent, Inc.
(a)
.......... 9,449 347,156
GCI Liberty, Inc., Series A
(a)
.................. 143 4,725
GCI Liberty, Inc., Series C, NVS
(a)
.............. 973 32,352
Iridium Communications, Inc. ................. 4,511 110,339
Liberty Global Ltd., Class A
(a)
................. 7,414 74,288
Liberty Global Ltd., Class C, NVS
(a)
............. 6,855 70,127
Verizon Communications, Inc. ................ 180,926 7,736,396
16,839,372
a
Electric Utilities  — 1.5%
ALLETE, Inc. ........................... 2,486 163,902
Alliant Energy Corp. ....................... 11,040 717,710
American Electric Power Co., Inc. .............. 22,809 2,580,610
Constellation Energy Corp. .................. 13,460 4,681,926
Duke Energy Corp. ....................... 33,451 4,068,980
Edison International ....................... 16,434 856,540
Entergy Corp. ........................... 19,153 1,732,006
Evergy, Inc. ............................. 9,734 689,167
Eversource Energy ....................... 15,657 1,034,928
Exelon Corp. ............................ 43,473 1,953,677
FirstEnergy Corp. ........................ 21,957 937,783
IDACORP, Inc. .......................... 2,340 293,272
NextEra Energy, Inc. ...................... 88,436 6,284,262
NRG Energy, Inc. ......................... 8,389 1,402,641
OGE Energy Corp. ........................ 8,516 386,797
PG&E Corp. ............................ 94,754 1,328,451
Pinnacle West Capital Corp. ................. 5,123 464,246
Portland General Electric Co. ................. 4,546 186,932
PPL Corp. ............................. 31,394 1,120,452
Southern Co. (The) ....................... 47,291 4,468,054
TXNM Energy, Inc. ........................ 3,733 211,997
Xcel Energy, Inc. ......................... 24,900 1,828,656
37,392,989
a
Electrical Equipment  — 1.1%
Acuity, Inc. ............................. 1,274 396,660
AMETEK, Inc. ........................... 9,923 1,834,267
Eaton Corp. PLC ......................... 16,793 6,460,603
Emerson Electric Co. ...................... 24,122 3,509,992
EnerSys ............................... 1,736 160,354
GE Vernova, Inc. ......................... 11,712 7,733,317
Generac Holdings, Inc.
(a)
.................... 2,557 497,822
Hubbell, Inc. ............................ 2,268 992,205

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electrical Equipment (continued)
NEXTracker, Inc., Class A
(a)(b)
................. 6,147 $ 358,124
nVent Electric PLC ........................ 7,188 563,683
Regal Rexnord Corp. ...................... 2,897 442,893
Rockwell Automation, Inc. ................... 4,839 1,701,925
Sensata Technologies Holding PLC ............ 6,515 200,401
Sunrun, Inc.
(a)
........................... 9,145 93,828
Vertiv Holdings Co., Class A
(b)
................ 16,324 2,376,774
27,322,848
a
Electronic Equipment, Instruments & Components  — 0.8%
Amphenol Corp., Class A ................... 51,808 5,518,070
Arrow Electronics, Inc.
(a)
.................... 2,341 271,556
Avnet, Inc. ............................. 3,579 189,472
CDW Corp. ............................. 5,648 984,898
Cognex Corp. ........................... 7,389 301,250
Coherent Corp.
(a)
......................... 6,567 706,609
Corning, Inc. ............................ 33,133 2,095,331
Crane NXT Co. .......................... 1,995 118,383
Fabrinet
(a)
.............................. 1,551 502,105
Flex Ltd.
(a)
.............................. 16,363 816,023
IPG Photonics Corp.
(a)
..................... 1,348 100,952
Jabil, Inc. .............................. 4,684 1,045,328
Keysight Technologies, Inc.
(a)
................. 7,347 1,204,247
Littelfuse, Inc. ........................... 1,041 267,881
Ralliant Corp.
(a)
.......................... 4,940 225,857
TD SYNNEX Corp. ........................ 3,331 480,963
TE Connectivity PLC ...................... 12,783 2,630,102
Teledyne Technologies, Inc.
(a)
................. 1,996 1,099,836
Trimble, Inc.
(a)
........................... 10,462 877,657
Vontier Corp. ............................ 6,458 267,813
Zebra Technologies Corp., Class A
(a)
............ 2,190 742,454
20,446,787
a
Energy Equipment & Services  — 0.2%
Baker Hughes Co., Class A .................. 42,330 1,906,966
Halliburton Co. .......................... 37,724 845,018
Noble Corp. PLC ......................... 5,881 157,670
NOV, Inc. .............................. 16,492 207,469
Schlumberger N.V. ........................ 64,551 2,181,824
Seadrill Ltd.
(a)(b)
.......................... 2,671 77,886
TechnipFMC PLC ........................ 17,857 649,459
Transocean Ltd.
(a)(b)
....................... 32,367 94,512
Weatherford International PLC ................ 3,138 177,454
6,298,258
a
Entertainment  — 1.6%
Electronic Arts, Inc. ....................... 9,793 1,493,335
Liberty Media Corp.-Liberty Formula One, Series A
(a)
. 988 89,039
Liberty Media Corp.-Liberty Formula One, Series C,
NVS
(a)
............................... 9,447 948,006
Liberty Media Corp.-Liberty Live, Series A
(a)
....... 837 68,466
Liberty Media Corp.-Liberty Live, Series C, NVS
(a)
... 1,956 164,754
Live Nation Entertainment, Inc.
(a)(b)
............. 6,714 991,658
Madison Square Garden Sports Corp., Class A
(a)
.... 737 148,948
Netflix, Inc.
(a)
............................ 18,283 21,197,310
ROBLOX Corp., Class A
(a)
................... 23,791 3,278,162
Roku, Inc., Class A
(a)
...................... 5,639 530,968
Take-Two Interactive Software, Inc.
(a)
............ 7,262 1,617,465
TKO Group Holdings, Inc., Class A
(b)
............ 2,849 478,661
Walt Disney Co. (The) ..................... 77,357 9,213,992
Warner Bros Discovery, Inc., Series A
(a)
.......... 96,781 1,274,606
Warner Music Group Corp., Class A ............ 5,912 172,985
41,668,355
a
Security Shares Value
a
Financial Services  — 4.0%
Affirm Holdings, Inc., Class A
(a)
................ 11,174 $ 766,089
Apollo Global Management, Inc. ............... 19,449 2,826,329
Berkshire Hathaway, Inc., Class B
(a)
............ 78,756 37,163,381
Block, Inc., Class A
(a)
...................... 23,914 1,847,596
Corpay, Inc.
(a)
........................... 3,049 984,979
Equitable Holdings, Inc. .................... 12,390 636,226
Essent Group Ltd. ........................ 4,352 243,668
Euronet Worldwide, Inc.
(a)
................... 1,766 171,620
Fidelity National Information Services, Inc. ........ 22,655 1,799,034
Fiserv, Inc.
(a)
............................ 23,943 3,326,640
Global Payments, Inc. ..................... 10,590 846,671
Jack Henry & Associates, Inc. ................ 3,127 531,012
Mastercard, Inc., Class A .................... 34,856 19,744,878
MGIC Investment Corp. .................... 10,190 263,921
PayPal Holdings, Inc.
(a)
..................... 41,734 2,869,630
Radian Group, Inc. ........................ 6,116 199,443
Rocket Companies, Inc., Class A
(b)
............. 10,421 153,918
Shift4 Payments, Inc., Class A
(a)(b)
.............. 2,907 299,421
Toast, Inc., Class A
(a)
...................... 18,806 918,485
UWM Holdings Corp., Class A ................ 5,429 21,825
Visa, Inc., Class A ........................ 73,496 25,390,663
Voya Financial, Inc. ....................... 4,346 304,220
Western Union Co. (The) ................... 11,401 91,778
WEX, Inc.
(a)(b)
............................ 1,468 249,090
101,650,517
a
Food Products  — 0.5%
Archer-Daniels-Midland Co. .................. 20,487 1,109,986
Bunge Global SA ......................... 5,663 451,681
Conagra Brands, Inc. ...................... 20,388 372,285
Darling Ingredients, Inc.
(a)
................... 6,763 218,986
Flowers Foods, Inc. ....................... 8,067 127,862
General Mills, Inc. ........................ 23,846 1,167,977
Hershey Co. (The) ........................ 6,296 1,171,874
Hormel Foods Corp. ....................... 12,278 344,889
Ingredion, Inc. ........................... 2,698 354,895
J M Smucker Co. (The) ..................... 4,555 488,934
Kellanova .............................. 11,440 913,255
Kraft Heinz Co. (The) ...................... 37,815 1,038,400
Lamb Weston Holdings, Inc. ................. 6,181 352,750
McCormick & Co., Inc., NVS ................. 10,811 763,581
Mondelez International, Inc., Class A ............ 55,329 3,579,233
Pilgrim's Pride Corp. ....................... 1,552 73,549
Post Holdings, Inc.
(a)
....................... 2,100 222,201
The Campbell's Company ................... 8,607 274,735
The Marzetti Company ..................... 873 155,184
Tyson Foods, Inc., Class A .................. 12,122 633,981
13,816,238
a
Gas Utilities  — 0.1%
Atmos Energy Corp. ....................... 6,829 1,064,778
MDU Resources Group, Inc. ................. 8,729 150,575
National Fuel Gas Co. ..................... 4,048 351,326
New Jersey Resources Corp. ................. 4,221 193,786
ONE Gas, Inc. ........................... 2,468 179,424
Southwest Gas Holdings, Inc. ................ 2,554 199,569
Spire, Inc. .............................. 2,540 189,154
UGI Corp. .............................. 9,067 328,044
2,656,656
a
Ground Transportation  — 0.9%
Avis Budget Group, Inc.
(a)
................... 664 113,039
CSX Corp. ............................. 80,615 2,865,057
JB Hunt Transport Services, Inc. .............. 3,382 487,177
Knight-Swift Transportation Holdings, Inc., Class A .. 6,950 295,375

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Ground Transportation (continued)
Landstar System, Inc. ...................... 1,511 $ 201,522
Lyft, Inc., Class A
(a)
........................ 15,314 215,315
Norfolk Southern Corp. ..................... 9,734 2,706,052
Old Dominion Freight Line, Inc. ............... 8,082 1,206,239
Saia, Inc.
(a)
............................. 1,113 336,393
Uber Technologies, Inc.
(a)
................... 89,741 7,874,773
U-Haul Holding Co.
(a)(b)
..................... 419 24,243
U-Haul Holding Co., Series N, NVS ............. 4,227 219,804
Union Pacific Corp. ....................... 25,641 5,691,533
XPO, Inc.
(a)(b)
............................ 5,028 604,818
22,841,340
a
Health Care Equipment & Supplies  — 2.0%
Abbott Laboratories ....................... 74,664 9,421,850
Align Technology, Inc.
(a)
..................... 2,993 386,127
Baxter International, Inc. .................... 21,625 470,560
Becton Dickinson & Co. .................... 12,284 2,189,623
Boston Scientific Corp.
(a)
.................... 63,489 6,661,266
Cooper Companies, Inc. (The)
(a)
............... 8,474 599,027
DENTSPLY SIRONA, Inc. ................... 8,575 122,708
Dexcom, Inc.
(a)
.......................... 16,983 1,371,717
Edwards Lifesciences Corp.
(a)
................ 25,202 1,998,771
GE HealthCare Technologies, Inc. ............. 19,499 1,390,669
Globus Medical, Inc., Class A
(a)
............... 4,964 261,255
Haemonetics Corp.
(a)
...................... 2,144 158,742
Hologic, Inc.
(a)
........................... 9,819 656,106
IDEXX Laboratories, Inc.
(a)
................... 3,450 1,843,370
Inspire Medical Systems, Inc.
(a)(b)
.............. 1,258 156,671
Insulet Corp.
(a)
........................... 3,033 874,717
Intuitive Surgical, Inc.
(a)
..................... 15,381 7,399,645
Masimo Corp.
(a)
.......................... 1,881 289,279
Medtronic PLC .......................... 54,961 4,959,681
Penumbra, Inc.
(a)
......................... 1,690 426,336
ResMed, Inc. ........................... 6,256 1,701,257
Solventum Corp.
(a)
........................ 5,961 425,377
STERIS PLC ............................ 4,239 960,091
Stryker Corp. ........................... 14,760 5,796,695
Teleflex, Inc. ............................ 1,989 237,685
Zimmer Biomet Holdings, Inc. ................ 8,433 772,884
51,532,109
a
Health Care Providers & Services  — 1.4%
Acadia Healthcare Co., Inc.
(a)
................. 4,038 87,907
Cardinal Health, Inc. ....................... 10,243 1,589,918
Cencora, Inc. ........................... 7,384 2,112,415
Centene Corp.
(a)
......................... 21,139 551,094
Chemed Corp. ........................... 652 268,820
Cigna Group (The) ........................ 11,464 3,065,244
CVS Health Corp. ........................ 54,618 3,391,778
DaVita, Inc.
(a)(b)
.......................... 1,783 250,280
Elevance Health, Inc. ...................... 9,696 2,744,744
Encompass Health Corp. ................... 4,309 474,464
Ensign Group, Inc. (The) .................... 2,425 363,750
Guardant Health, Inc.
(a)
..................... 5,587 228,955
HCA Healthcare, Inc. ...................... 7,433 2,631,208
HealthEquity, Inc.
(a)(b)
...................... 3,742 362,974
Henry Schein, Inc.
(a)
....................... 5,258 355,704
Humana, Inc. ........................... 5,188 1,296,326
Labcorp Holdings, Inc. ..................... 3,543 921,463
McKesson Corp. ......................... 5,360 3,717,374
Molina Healthcare, Inc.
(a)
.................... 2,353 371,468
Option Care Health, Inc.
(a)
................... 7,013 205,831
Quest Diagnostics, Inc. ..................... 4,702 787,162
Tenet Healthcare Corp.
(a)
.................... 4,109 662,699
UnitedHealth Group, Inc. .................... 38,929 9,715,121
Security Shares Value
a
Health Care Providers & Services (continued)
Universal Health Services, Inc., Class B ......... 2,584 $ 430,107
36,586,806
a
Health Care REITs  — 0.3%
Alexandria Real Estate Equities, Inc. ............ 6,740 515,138
Healthcare Realty Trust, Inc., Class A ........... 14,593 224,148
Healthpeak Properties, Inc. .................. 30,008 508,336
Omega Healthcare Investors, Inc. .............. 12,202 474,658
Sabra Health Care REIT, Inc. ................. 10,200 183,906
Ventas, Inc. ............................ 19,367 1,301,075
Welltower, Inc. ........................... 26,660 4,400,766
7,608,027
a
Health Care Technology  — 0.1%
Doximity, Inc., Class A
(a)
.................... 5,708 335,345
Veeva Systems, Inc., Class A
(a)
............... 6,407 1,820,869
2,156,214
a
Hotel & Resort REITs  — 0.0%
Host Hotels & Resorts, Inc. .................. 30,590 480,875
a
Hotels, Restaurants & Leisure  — 2.2%
Airbnb, Inc., Class A
(a)
...................... 18,500 2,449,585
Aramark ............................... 11,299 480,885
Booking Holdings, Inc. ..................... 1,397 7,689,172
Boyd Gaming Corp. ....................... 2,702 229,400
Caesars Entertainment, Inc.
(a)
................ 9,254 246,897
Carnival Corp.
(a)
.......................... 45,368 1,350,605
Cava Group, Inc.
(a)
........................ 3,472 305,571
Chipotle Mexican Grill, Inc.
(a)
................. 58,224 2,496,645
Choice Hotels International, Inc.
(b)
.............. 902 115,194
Churchill Downs, Inc. ...................... 3,149 337,069
Darden Restaurants, Inc. ................... 4,977 1,003,712
Domino's Pizza, Inc. ....................... 1,506 697,594
DoorDash, Inc., Class A
(a)
................... 14,714 3,682,179
DraftKings, Inc., Class A
(a)
................... 20,815 937,508
Dutch Bros, Inc., Class A
(a)
.................. 5,446 322,784
Expedia Group, Inc. ....................... 5,348 963,817
Flutter Entertainment PLC
(a)
.................. 7,597 2,296,269
Hilton Worldwide Holdings, Inc. ............... 10,289 2,758,275
Hyatt Hotels Corp., Class A .................. 1,904 268,407
Las Vegas Sands Corp. .................... 14,566 763,258
Light & Wonder, Inc.
(a)(b)
..................... 3,792 365,246
Marriott International, Inc., Class A ............. 9,833 2,594,240
McDonald's Corp. ........................ 30,705 9,213,649
MGM Resorts International
(a)
................. 8,876 323,530
Norwegian Cruise Line Holdings Ltd.
(a)
........... 18,420 470,815
Planet Fitness, Inc., Class A
(a)
................ 3,509 383,148
Royal Caribbean Cruises Ltd. ................ 10,721 3,407,884
Starbucks Corp. .......................... 48,859 4,356,269
Texas Roadhouse, Inc. ..................... 2,803 518,919
Vail Resorts, Inc. ......................... 1,647 247,478
Viking Holdings Ltd.
(a)
...................... 7,439 436,818
Wendy's Co. (The) ........................ 7,056 69,502
Wingstop, Inc. ........................... 1,257 474,316
Wyndham Hotels & Resorts, Inc. .............. 3,380 290,680
Wynn Resorts Ltd. ........................ 3,891 424,236
Yum! Brands, Inc. ........................ 11,890 1,713,944
54,685,500
a
Household Durables  — 0.3%
DR Horton, Inc. .......................... 11,865 1,694,797
Garmin Ltd. ............................. 6,580 1,439,441
Lennar Corp., Class A ...................... 9,953 1,116,528
Lennar Corp., Class B ..................... 535 57,341
Mohawk Industries, Inc.
(a)
................... 2,321 265,778

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Household Durables (continued)
Newell Brands, Inc. ....................... 18,440 $ 103,448
NVR, Inc.
(a)
............................. 128 966,335
PulteGroup, Inc. ......................... 8,674 979,468
SharkNinja, Inc.
(a)
......................... 2,821 327,518
Somnigroup International, Inc. ................ 8,811 637,740
Toll Brothers, Inc. ......................... 4,340 513,682
TopBuild Corp.
(a)
......................... 1,285 476,003
Whirlpool Corp. .......................... 2,309 191,739
8,769,818
a
Household Products  — 0.8%
Church & Dwight Co., Inc. ................... 10,554 989,648
Clorox Co. (The) ......................... 5,246 658,688
Colgate-Palmolive Co. ..................... 34,743 2,913,200
Kimberly-Clark Corp. ...................... 14,184 1,767,610
Procter & Gamble Co. (The) ................. 100,776 15,163,765
Reynolds Consumer Products, Inc. ............. 2,540 57,125
21,550,036
a
Independent Power and Renewable Electricity Producers  — 0.2%
AES Corp. (The) ......................... 30,555 401,798
Clearway Energy, Inc., Class A ................ 1,444 44,446
Clearway Energy, Inc., Class C ............... 3,407 111,171
Talen Energy Corp.
(a)
...................... 1,966 742,303
Vistra Corp. ............................ 14,535 3,031,129
4,330,847
a
Industrial Conglomerates  — 0.4%
3M Co. ................................ 23,216 3,464,292
Honeywell International, Inc. ................. 27,581 6,132,635
9,596,927
a
Industrial REITs  — 0.2%
Americold Realty Trust, Inc. .................. 11,444 184,020
EastGroup Properties, Inc. .................. 2,223 362,883
First Industrial Realty Trust, Inc. ............... 5,688 277,119
Lineage, Inc. ............................ 2,473 106,710
Prologis, Inc. ............................ 39,917 4,262,337
Rexford Industrial Realty, Inc. ................ 10,133 370,158
STAG Industrial, Inc. ...................... 7,816 268,323
5,831,550
a
Insurance  — 2.0%
Aflac, Inc. .............................. 20,881 2,074,736
Allstate Corp. (The) ....................... 11,379 2,312,782
American Financial Group, Inc. ............... 3,086 385,441
American International Group, Inc. ............. 24,732 1,919,945
Aon PLC, Class A ........................ 9,301 3,308,459
Arch Capital Group Ltd. .................... 15,917 1,369,817
Arthur J Gallagher & Co. .................... 10,989 3,156,590
Assurant, Inc. ........................... 2,246 420,676
Axis Capital Holdings Ltd. ................... 3,090 289,966
Brown & Brown, Inc. ....................... 12,026 1,098,816
Chubb Ltd. ............................. 16,018 4,261,429
Cincinnati Financial Corp. ................... 6,746 995,102
CNA Financial Corp. ....................... 1,160 51,423
Erie Indemnity Co., Class A, NVS .............. 1,063 378,683
Everest Group Ltd. ........................ 1,879 630,968
F&G Annuities & Life, Inc. ................... 918 29,293
Fidelity National Financial, Inc. ................ 10,814 610,234
First American Financial Corp. ................ 4,289 257,554
Globe Life, Inc. .......................... 3,587 503,866
Hanover Insurance Group, Inc. (The) ........... 1,542 264,653
Hartford Insurance Group, Inc. (The) ............ 12,364 1,537,958
Kemper Corp. ........................... 2,476 152,497
Kinsale Capital Group, Inc. .................. 944 416,011
Security Shares Value
a
Insurance (continued)
Lincoln National Corp. ..................... 6,391 $ 243,561
Loews Corp. ............................ 7,557 684,211
Markel Group, Inc.
(a)
....................... 544 1,092,510
Marsh & McLennan Companies, Inc. ............ 21,165 4,216,068
MetLife, Inc. ............................ 24,199 1,837,914
Old Republic International Corp. ............... 10,186 368,428
Primerica, Inc. ........................... 1,416 376,132
Principal Financial Group, Inc. ................ 9,128 710,432
Progressive Corp. (The) .................... 25,177 6,093,841
Prudential Financial, Inc. .................... 15,284 1,583,117
Reinsurance Group of America, Inc. ............ 2,773 533,664
RenaissanceRe Holdings Ltd. ................ 2,104 512,829
RLI Corp. .............................. 3,479 229,579
Ryan Specialty Holdings, Inc., Class A ........... 4,598 281,352
Selective Insurance Group, Inc. ............... 2,545 198,434
Travelers Companies, Inc. (The) ............... 9,676 2,518,082
Unum Group ............................ 7,037 505,327
W R Berkley Corp. ........................ 12,957 891,571
White Mountains Insurance Group Ltd. .......... 102 182,356
Willis Towers Watson PLC ................... 4,269 1,348,193
50,834,500
a
Interactive Media & Services  — 6.4%
Alphabet, Inc., Class A ..................... 249,960 47,967,324
Alphabet, Inc., Class C, NVS ................. 201,632 38,886,747
IAC, Inc.
(a)
.............................. 2,932 115,228
Match Group, Inc. ........................ 10,866 372,378
Meta Platforms, Inc., Class A ................. 93,248 72,121,733
Pinterest, Inc., Class A
(a)
.................... 25,776 994,954
Reddit, Inc., Class A
(a)
...................... 4,564 732,933
Snap, Inc., Class A, NVS
(a)(b)
................. 45,019 424,529
ZoomInfo Technologies, Inc.
(a)
................ 10,909 118,144
161,733,970
a
IT Services  — 1.2%
Accenture PLC, Class A .................... 26,866 7,175,909
Akamai Technologies, Inc.
(a)
.................. 6,505 496,396
Amdocs Ltd. ............................ 4,905 418,691
ASGN, Inc.
(a)
............................ 1,992 99,879
Cloudflare, Inc., Class A
(a)(b)
.................. 13,327 2,767,751
Cognizant Technology Solutions Corp., Class A ..... 21,176 1,519,590
DXC Technology Co.
(a)
..................... 7,716 105,015
EPAM Systems, Inc.
(a)
...................... 2,384 375,981
Gartner, Inc.
(a)
........................... 3,297 1,116,529
GoDaddy, Inc., Class A
(a)
.................... 6,181 998,726
International Business Machines Corp. .......... 39,884 10,096,634
MongoDB, Inc., Class A
(a)
................... 3,483 828,571
Okta, Inc., Class A
(a)
....................... 6,950 679,710
Snowflake, Inc., Class A
(a)
................... 14,317 3,199,849
Twilio, Inc., Class A
(a)
...................... 6,554 845,466
VeriSign, Inc. ........................... 3,503 941,852
31,666,549
a
Leisure Products  — 0.0%
Brunswick Corp. ......................... 2,887 168,283
Hasbro, Inc. ............................ 5,585 419,769
Mattel, Inc.
(a)
............................ 14,850 252,598
Polaris, Inc. ............................. 2,323 122,910
YETI Holdings, Inc.
(a)
...................... 3,665 134,652
1,098,212
a
Life Sciences Tools & Services  — 0.9%
Agilent Technologies, Inc. ................... 12,281 1,409,982
Avantor, Inc.
(a)
........................... 29,439 395,660
Bio-Rad Laboratories, Inc., Class A
(a)
............ 825 199,609

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
Bio-Techne Corp. ......................... 6,889 $ 377,035
Bruker Corp. ............................ 4,730 181,774
Charles River Laboratories International, Inc.
(a)
..... 2,186 370,833
Danaher Corp. .......................... 27,449 5,411,845
Illumina, Inc.
(a)
........................... 6,791 697,504
IQVIA Holdings, Inc.
(a)
...................... 7,157 1,330,200
Medpace Holdings, Inc.
(a)
................... 1,086 463,939
Mettler-Toledo International, Inc.
(a)
............. 890 1,097,975
Repligen Corp.
(a)
......................... 2,221 260,012
Revvity, Inc. ............................ 5,235 460,156
Sotera Health Co.
(a)
....................... 6,463 74,260
Thermo Fisher Scientific, Inc. ................. 16,199 7,575,948
Waters Corp.
(a)
.......................... 2,518 727,098
West Pharmaceutical Services, Inc. ............ 3,059 731,896
21,765,726
a
Machinery  — 1.7%
AGCO Corp. ............................ 2,696 318,047
Allison Transmission Holdings, Inc. ............. 3,645 328,305
Caterpillar, Inc. .......................... 20,182 8,840,120
Chart Industries, Inc.
(a)
..................... 1,930 383,742
CNH Industrial N.V. ....................... 37,379 484,432
Crane Co. .............................. 2,033 398,000
Cummins, Inc. ........................... 5,911 2,173,002
Deere & Co. ............................ 10,820 5,673,683
Donaldson Co., Inc. ....................... 5,139 369,854
Dover Corp. ............................ 5,909 1,070,356
Flowserve Corp. ......................... 5,673 317,915
Fortive Corp. ............................ 14,821 710,371
Gates Industrial Corp. PLC
(a)
................. 9,848 244,230
Graco, Inc. ............................. 7,219 606,252
IDEX Corp. ............................. 3,236 529,118
Illinois Tool Works, Inc. ..................... 11,483 2,939,304
Ingersoll Rand, Inc. ....................... 17,292 1,463,422
ITT, Inc. ............................... 3,462 588,402
Lincoln Electric Holdings, Inc. ................ 2,369 576,851
Middleby Corp. (The)
(a)(b)
.................... 2,278 330,766
Mueller Industries, Inc. ..................... 4,856 414,557
Nordson Corp. ........................... 2,306 493,968
Oshkosh Corp. .......................... 2,880 364,406
Otis Worldwide Corp. ...................... 16,906 1,448,675
PACCAR, Inc. ........................... 22,506 2,222,693
Parker-Hannifin Corp. ...................... 5,505 4,029,110
Pentair PLC ............................ 7,185 734,307
RBC Bearings, Inc.
(a)
...................... 1,337 517,874
Snap-on, Inc. ........................... 2,280 732,313
Stanley Black & Decker, Inc. ................. 6,559 443,716
Timken Co. (The) ......................... 2,831 215,411
Toro Co. (The) ........................... 4,158 308,731
Westinghouse Air Brake Technologies Corp. ....... 7,328 1,407,342
Xylem, Inc. ............................. 10,391 1,502,746
43,182,021
a
Marine Transportation  — 0.0%
Kirby Corp.
(a)
............................ 2,568 244,756
a
Media  — 0.5%
Charter Communications, Inc., Class A
(a)
......... 4,155 1,119,191
Comcast Corp., Class A .................... 159,822 5,310,885
DoubleVerify Holdings, Inc.
(a)
................. 5,923 90,740
Fox Corp., Class A, NVS .................... 9,601 535,352
Fox Corp., Class B ........................ 5,375 274,877
Interpublic Group of Companies, Inc. (The) ....... 15,759 387,671
Liberty Broadband Corp., Series A
(a)
............ 720 44,013
Liberty Broadband Corp., Series C, NVS
(a)
........ 4,865 298,322
Security Shares Value
a
Media (continued)
New York Times Co. (The), Class A ............. 6,814 $ 353,579
News Corp., Class A, NVS .................. 16,577 486,038
News Corp., Class B ...................... 4,990 166,766
Nexstar Media Group, Inc. ................... 1,287 240,811
Omnicom Group, Inc. ...................... 8,450 608,823
Paramount Global, Class A
(b)
................. 379 7,235
Paramount Global, Class B, NVS
(b)
............. 25,478 320,259
Sirius XM Holdings, Inc. .................... 9,444 199,457
Trade Desk, Inc. (The), Class A
(a)
.............. 19,264 1,675,197
12,119,216
a
Metals & Mining  — 0.4%
Alcoa Corp. ............................. 11,184 335,185
Anglogold Ashanti PLC ..................... 18,232 843,230
Cleveland-Cliffs, Inc.
(a)
..................... 19,987 210,263
Commercial Metals Co. ..................... 4,944 256,396
Freeport-McMoRan, Inc. .................... 61,345 2,468,523
Newmont Corp. .......................... 47,763 2,966,082
Nucor Corp. ............................ 9,998 1,430,414
Reliance, Inc. ........................... 2,257 654,823
Royal Gold, Inc. .......................... 2,805 424,733
Steel Dynamics, Inc. ....................... 5,925 755,793
10,345,442
a
Mortgage REITs  — 0.1%
AGNC Investment Corp. .................... 43,788 412,921
Annaly Capital Management, Inc. .............. 25,164 511,584
Rithm Capital Corp. ....................... 21,617 260,053
Starwood Property Trust, Inc. ................. 14,890 289,759
1,474,317
a
Multi-Utilities  — 0.6%
Ameren Corp. ........................... 11,480 1,160,972
Black Hills Corp. ......................... 3,191 184,376
CenterPoint Energy, Inc. .................... 28,085 1,090,260
CMS Energy Corp. ........................ 12,751 941,024
Consolidated Edison, Inc. ................... 15,462 1,600,317
Dominion Energy, Inc. ...................... 36,596 2,139,036
DTE Energy Co. ......................... 8,965 1,240,846
NiSource, Inc. ........................... 19,946 846,708
Public Service Enterprise Group, Inc. ........... 21,292 1,911,809
Sempra ............................... 27,986 2,285,896
WEC Energy Group, Inc. .................... 13,616 1,485,233
14,886,477
a
Office REITs  — 0.0%
BXP, Inc. .............................. 6,231 407,694
Cousins Properties, Inc. .................... 7,150 193,765
Kilroy Realty Corp. ........................ 4,531 167,013
Vornado Realty Trust ...................... 6,791 260,910
1,029,382
a
Oil, Gas & Consumable Fuels  — 2.8%
Antero Resources Corp.
(a)
................... 12,610 440,467
APA Corp. ............................. 15,496 298,918
Cheniere Energy, Inc. ...................... 9,582 2,260,202
Chevron Corp. ........................... 81,801 12,404,304
Chord Energy Corp. ....................... 2,651 292,485
Civitas Resources, Inc. ..................... 3,986 121,015
ConocoPhillips .......................... 54,174 5,164,949
Coterra Energy, Inc. ....................... 32,755 798,894
Devon Energy Corp. ....................... 28,071 932,519
Diamondback Energy, Inc. ................... 8,024 1,192,848
DT Midstream, Inc. ........................ 4,349 446,773
EOG Resources, Inc. ...................... 23,421 2,810,988
EQT Corp. ............................. 25,566 1,374,172

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Expand Energy Corp. ...................... 9,338 $ 978,436
Exxon Mobil Corp. ........................ 184,958 20,648,711
HF Sinclair Corp. ......................... 6,850 300,989
Kinder Morgan, Inc. ....................... 82,765 2,322,386
Marathon Petroleum Corp. .................. 13,184 2,243,785
Matador Resources Co. .................... 5,145 256,632
Murphy Oil Corp. ......................... 6,332 157,097
New Fortress Energy, Inc., Class A
(a)(b)
........... 4,496 12,252
Occidental Petroleum Corp. .................. 30,408 1,336,127
ONEOK, Inc. ............................ 26,848 2,204,489
Ovintiv, Inc. ............................. 11,410 469,864
Permian Resources Corp., Class A ............. 27,185 384,940
Phillips 66 .............................. 17,647 2,180,816
Range Resources Corp. .................... 10,499 385,523
Targa Resources Corp. ..................... 9,271 1,542,787
Texas Pacific Land Corp. .................... 806 780,313
Valero Energy Corp. ....................... 13,525 1,857,118
Williams Companies, Inc. (The) ............... 52,226 3,130,949
69,731,748
a
Paper & Forest Products  — 0.0%
Louisiana-Pacific Corp. ..................... 2,734 247,181
a
Passenger Airlines  — 0.2%
Alaska Air Group, Inc.
(a)
..................... 5,364 284,078
American Airlines Group, Inc.
(a)(b)
.............. 28,312 325,305
Delta Air Lines, Inc. ....................... 28,020 1,490,944
Joby Aviation, Inc., Class A
(a)(b)
................ 20,361 339,214
Southwest Airlines Co. ..................... 24,455 756,393
United Airlines Holdings, Inc.
(a)(b)
............... 13,972 1,233,867
4,429,801
a
Personal Care Products  — 0.1%
Coty, Inc., Class A
(a)
....................... 16,484 79,948
elf Beauty, Inc.
(a)
......................... 2,417 292,916
Estee Lauder Companies, Inc. (The), Class A ...... 9,954 929,106
Kenvue, Inc. ............................ 82,225 1,762,904
3,064,874
a
Pharmaceuticals  — 2.6%
Bristol-Myers Squibb Co. .................... 87,333 3,782,392
Elanco Animal Health, Inc.
(a)(b)
................ 21,820 298,498
Eli Lilly & Co. ........................... 33,790 25,006,965
Jazz Pharmaceuticals PLC
(a)
................. 2,656 304,457
Johnson & Johnson ....................... 103,253 17,009,899
Merck & Co., Inc. ......................... 107,757 8,417,977
Organon & Co. .......................... 10,786 104,624
Perrigo Co. PLC ......................... 5,820 155,219
Pfizer, Inc. ............................. 243,981 5,682,318
Royalty Pharma PLC, Class A ................ 16,095 592,296
Viatris, Inc. ............................. 51,527 450,346
Zoetis, Inc., Class A ....................... 19,130 2,788,963
64,593,954
a
Professional Services  — 0.8%
Alight, Inc., Class A ....................... 19,498 104,509
Amentum Holdings, Inc.
(a)
................... 6,465 161,431
Automatic Data Processing, Inc. ............... 17,386 5,380,967
Booz Allen Hamilton Holding Corp., Class A ....... 5,513 591,710
Broadridge Financial Solutions, Inc. ............ 4,995 1,236,313
CACI International, Inc., Class A
(a)
............. 934 430,172
Clarivate PLC
(a)(b)
......................... 18,268 70,332
Concentrix Corp. ......................... 2,024 105,187
Dayforce, Inc.
(a)(b)
......................... 6,757 389,676
Dun & Bradstreet Holdings, Inc. ............... 13,253 120,602
Equifax, Inc. ............................ 5,353 1,285,951
Security Shares Value
a
Professional Services (continued)
FTI Consulting, Inc.
(a)
...................... 1,545 $ 257,011
Genpact Ltd. ............................ 6,658 293,285
Insperity, Inc. ............................ 1,528 91,038
Jacobs Solutions, Inc. ...................... 5,340 757,586
KBR, Inc. .............................. 5,867 274,224
Leidos Holdings, Inc. ...................... 5,610 895,637
ManpowerGroup, Inc. ...................... 2,090 86,213
Maximus, Inc. ........................... 2,345 173,202
Parsons Corp.
(a)
.......................... 2,000 148,400
Paychex, Inc. ........................... 13,708 1,978,476
Paycom Software, Inc. ..................... 2,032 470,489
Paylocity Holding Corp.
(a)
................... 1,850 342,028
Robert Half, Inc. ......................... 4,454 164,397
Science Applications International Corp. ......... 2,157 240,462
SS&C Technologies Holdings, Inc. ............. 9,253 790,946
TransUnion ............................. 8,453 804,641
TriNet Group, Inc. ........................ 1,359 92,154
UL Solutions, Inc., Class A ................... 2,525 184,628
Verisk Analytics, Inc. ....................... 6,023 1,678,670
19,600,337
a
Real Estate Management & Development  — 0.2%
CBRE Group, Inc., Class A
(a)
................. 12,645 1,969,332
CoStar Group, Inc.
(a)
....................... 18,025 1,715,800
Howard Hughes Holdings, Inc.
(a)(b)
.............. 1,233 84,744
Jones Lang LaSalle, Inc.
(a)
................... 2,027 548,020
Seaport Entertainment Group, Inc.
(a)(b)
........... 836 19,286
Zillow Group, Inc., Class A
(a)(b)
................ 2,426 186,196
Zillow Group, Inc., Class C, NVS
(a)
............. 6,851 544,997
5,068,375
a
Residential REITs  — 0.3%
American Homes 4 Rent, Class A .............. 13,428 465,817
AvalonBay Communities, Inc. ................ 6,076 1,131,837
Camden Property Trust ..................... 4,537 495,440
Equity LifeStyle Properties, Inc. ............... 8,285 496,437
Equity Residential ........................ 14,541 918,991
Essex Property Trust, Inc. ................... 2,714 706,129
Invitation Homes, Inc. ...................... 24,570 753,071
Mid-America Apartment Communities, Inc. ........ 5,016 714,429
Sun Communities, Inc. ..................... 5,209 646,072
UDR, Inc. .............................. 12,843 504,602
6,832,825
a
Retail REITs  — 0.3%
Agree Realty Corp. ....................... 4,619 331,182
Brixmor Property Group, Inc. ................. 12,740 332,896
Federal Realty Investment Trust ............... 3,162 291,410
Kimco Realty Corp. ....................... 29,589 628,175
NNN REIT, Inc. .......................... 7,700 317,702
Realty Income Corp. ....................... 38,754 2,175,262
Regency Centers Corp. .................... 7,046 503,084
Simon Property Group, Inc. .................. 13,128 2,150,235
6,729,946
a
Semiconductors & Semiconductor Equipment  — 12.6%
Advanced Micro Devices, Inc.
(a)
............... 69,580 12,267,650
Allegro MicroSystems, Inc.
(a)
................. 5,579 175,236
Amkor Technology, Inc. ..................... 5,125 115,620
Analog Devices, Inc. ....................... 21,265 4,776,757
Applied Materials, Inc. ..................... 34,893 6,282,834
Axcelis Technologies, Inc.
(a)
.................. 1,396 94,495
Broadcom, Inc. .......................... 201,942 59,310,365
Cirrus Logic, Inc.
(a)
........................ 2,262 227,806
Enphase Energy, Inc.
(a)
..................... 5,881 190,309

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Entegris, Inc. ............................ 6,445 $ 505,675
First Solar, Inc.
(a)(b)
........................ 4,568 798,167
GlobalFoundries, Inc.
(a)(b)
.................... 3,543 132,473
Intel Corp. ............................. 187,191 3,706,382
KLA Corp. .............................. 5,698 5,008,713
Lam Research Corp. ...................... 54,980 5,214,303
Lattice Semiconductor Corp.
(a)
................ 5,908 294,396
Marvell Technology, Inc.
(b)
................... 37,020 2,975,297
Microchip Technology, Inc. ................... 22,976 1,552,948
Micron Technology, Inc. ..................... 47,959 5,234,245
MKS, Inc. .............................. 2,939 279,734
Monolithic Power Systems, Inc. ............... 2,044 1,453,775
NVIDIA Corp. ........................... 1,047,409 186,302,639
NXP Semiconductors N.V. ................... 10,912 2,332,658
ON Semiconductor Corp.
(a)
.................. 18,168 1,023,948
Onto Innovation, Inc.
(a)
..................... 2,111 200,017
Power Integrations, Inc. .................... 2,358 114,410
Qorvo, Inc.
(a)
............................ 3,874 323,866
QUALCOMM, Inc. ........................ 47,085 6,910,195
Rambus, Inc.
(a)
.......................... 4,659 344,440
Silicon Laboratories, Inc.
(a)
................... 1,356 178,680
Skyworks Solutions, Inc. .................... 6,442 441,535
Teradyne, Inc. ........................... 6,987 750,613
Texas Instruments, Inc. ..................... 38,988 7,059,167
Universal Display Corp. .................... 1,839 265,552
316,844,900
a
Software  — 11.7%
Adobe, Inc.
(a)
............................ 18,290 6,542,150
Appfolio, Inc., Class A
(a)
.................... 1,029 275,134
AppLovin Corp., Class A
(a)
................... 9,526 3,721,808
Atlassian Corp., Class A
(a)
................... 7,012 1,344,761
Autodesk, Inc.
(a)
.......................... 9,211 2,791,946
Bentley Systems, Inc., Class B ................ 6,597 382,494
BILL Holdings, Inc.
(a)
....................... 4,163 178,385
Blackbaud, Inc.
(a)
......................... 1,692 114,075
Braze, Inc., Class A
(a)(b)
..................... 2,636 73,465
Cadence Design Systems, Inc.
(a)
.............. 11,754 4,285,156
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
........ 19,311 186,737
Circle Internet Group, Inc.
(a)(b)
................. 1,477 271,059
Confluent, Inc., Class A
(a)
................... 12,287 217,787
Crowdstrike Holdings, Inc., Class A
(a)
............ 10,688 4,858,444
Datadog, Inc., Class A
(a)(b)
................... 13,711 1,919,266
DocuSign, Inc.
(a)
......................... 8,819 667,069
Dolby Laboratories, Inc., Class A .............. 2,522 190,007
Dropbox, Inc., Class A
(a)
.................... 8,420 228,771
Dynatrace, Inc.
(a)
......................... 12,762 671,409
Elastic N.V.
(a)
............................ 3,720 311,364
Fair Isaac Corp.
(a)
......................... 1,047 1,504,246
Fortinet, Inc.
(a)
........................... 27,298 2,727,070
Gen Digital, Inc. .......................... 22,943 676,589
Gitlab, Inc., Class A
(a)
...................... 5,046 221,065
Guidewire Software, Inc.
(a)
................... 3,602 814,844
HubSpot, Inc.
(a)(b)
......................... 2,244 1,166,095
Informatica, Inc., Class A
(a)
.................. 3,539 87,413
Intuit, Inc. .............................. 12,015 9,433,337
Manhattan Associates, Inc.
(a)
................. 2,609 573,093
Microsoft Corp. .......................... 319,217 170,302,270
MicroStrategy, Inc., Class A
(a)(b)
................ 10,891 4,376,657
nCino, Inc.
(a)(b)
........................... 3,944 110,136
Nutanix, Inc., Class A
(a)
..................... 10,599 796,727
Oracle Corp. ............................ 69,904 17,739,538
Palantir Technologies, Inc., Class A
(a)
........... 91,451 14,481,266
Palo Alto Networks, Inc.
(a)(b)
.................. 28,458 4,940,309
Pegasystems, Inc. ........................ 4,066 238,715
Security Shares Value
a
Software (continued)
Procore Technologies, Inc.
(a)(b)
................ 4,556 $ 326,346
PTC, Inc.
(a)
............................. 5,219 1,121,093
Roper Technologies, Inc. .................... 4,587 2,524,685
Salesforce, Inc. .......................... 41,175 10,636,738
Samsara, Inc., Class A
(a)
.................... 12,091 459,821
SentinelOne, Inc., Class A
(a)
.................. 13,696 251,185
ServiceNow, Inc.
(a)
........................ 8,884 8,378,678
SPS Commerce, Inc.
(a)(b)
.................... 1,572 171,136
Synopsys, Inc.
(a)
......................... 7,898 5,003,146
Tyler Technologies, Inc.
(a)
................... 1,860 1,087,282
UiPath, Inc., Class A
(a)
..................... 19,110 224,543
Unity Software, Inc.
(a)(b)
..................... 12,411 414,031
Varonis Systems, Inc.
(a)(b)
.................... 4,907 273,958
Workday, Inc., Class A
(a)(b)
................... 9,298 2,132,775
Workiva, Inc., Class A
(a)
..................... 2,225 142,022
Zoom Communications, Inc., Class A
(a)
.......... 11,374 842,245
Zscaler, Inc.
(a)
........................... 4,129 1,179,077
294,589,418
a
Specialized REITs  — 0.8%
American Tower Corp. ..................... 20,122 4,193,224
Crown Castle, Inc. ........................ 18,640 1,958,878
CubeSmart ............................. 9,719 378,166
Digital Realty Trust, Inc. .................... 13,534 2,387,939
Equinix, Inc. ............................ 4,197 3,295,358
Extra Space Storage, Inc. ................... 9,193 1,235,171
Gaming and Leisure Properties, Inc. ............ 11,634 530,278
Iron Mountain, Inc. ........................ 12,754 1,241,729
Lamar Advertising Co., Class A ............... 3,736 456,726
Millrose Properties, Inc., Class A ............... 5,293 158,737
PotlatchDeltic Corp. ....................... 2,911 119,031
Public Storage ........................... 6,752 1,836,139
Rayonier, Inc. ........................... 6,099 142,168
SBA Communications Corp., Class A ............ 4,598 1,033,263
VICI Properties, Inc. ....................... 45,256 1,475,346
Weyerhaeuser Co. ........................ 30,808 771,740
21,213,893
a
Specialty Retail  — 1.8%
Advance Auto Parts, Inc. .................... 2,534 134,479
AutoNation, Inc.
(a)(b)
....................... 1,160 223,462
AutoZone, Inc.
(a)
......................... 721 2,717,002
Bath & Body Works, Inc. .................... 9,662 279,812
Best Buy Co., Inc. ........................ 8,320 541,299
Burlington Stores, Inc.
(a)
.................... 2,701 737,265
CarMax, Inc.
(a)(b)
.......................... 6,433 364,172
Carvana Co., Class A
(a)(b)
.................... 5,331 2,079,996
Chewy, Inc., Class A
(a)
..................... 9,417 345,604
Dick's Sporting Goods, Inc. .................. 2,511 531,102
Five Below, Inc.
(a)
......................... 2,382 325,191
Floor & Decor Holdings, Inc., Class A
(a)(b)
......... 4,649 356,299
GameStop Corp., Class A
(a)(b)
................. 17,438 391,483
Gap, Inc. (The) .......................... 9,061 176,327
Home Depot, Inc. (The) .................... 42,654 15,675,772
Lithia Motors, Inc., Class A .................. 1,173 337,824
Lowe's Companies, Inc. .................... 24,020 5,370,151
Murphy USA, Inc. ........................ 789 285,997
O'Reilly Automotive, Inc.
(a)
................... 36,786 3,616,800
Penske Automotive Group, Inc. ............... 845 141,462
RH
(a)(b)
................................ 660 135,709
Ross Stores, Inc. ......................... 14,132 1,929,583
TJX Companies, Inc. (The) .................. 47,912 5,966,481
Tractor Supply Co. ........................ 22,733 1,294,644
Ulta Beauty, Inc.
(a)
........................ 1,967 1,013,025
Valvoline, Inc.
(a)
.......................... 5,482 193,241

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Specialty Retail (continued)
Wayfair, Inc., Class A
(a)(b)
.................... 4,363 $ 286,387
Williams-Sonoma, Inc. ..................... 5,209 974,343
46,424,912
a
Technology Hardware, Storage & Peripherals  — 5.7%
Apple, Inc. ............................. 641,471 133,150,135
Dell Technologies, Inc., Class C ............... 12,857 1,705,995
Hewlett Packard Enterprise Co. ............... 56,848 1,176,185
HP, Inc. ............................... 40,116 994,877
NetApp, Inc. ............................ 8,813 917,698
Pure Storage, Inc., Class A
(a)
................. 13,139 782,033
Sandisk Corp.
(a)(b)
......................... 5,741 246,404
Seagate Technology Holdings PLC ............. 9,001 1,413,247
Super Micro Computer, Inc.
(a)(b)
................ 21,684 1,278,706
Western Digital Corp. ...................... 15,139 1,191,288
142,856,568
a
Textiles, Apparel & Luxury Goods  — 0.3%
Capri Holdings Ltd.
(a)(b)
..................... 4,958 90,186
Columbia Sportswear Co. ................... 1,487 84,120
Crocs, Inc.
(a)
............................ 2,322 231,573
Deckers Outdoor Corp.
(a)
.................... 6,488 688,831
Levi Strauss & Co., Class A .................. 4,150 81,713
Lululemon Athletica, Inc.
(a)
................... 4,828 968,159
NIKE, Inc., Class B ....................... 50,529 3,774,011
PVH Corp. ............................. 2,362 173,418
Ralph Lauren Corp., Class A ................. 1,731 517,136
Skechers USA, Inc., Class A
(a)
................ 5,779 365,522
Tapestry, Inc. ............................ 8,855 956,606
VF Corp. .............................. 13,997 164,045
8,095,320
a
Tobacco  — 0.6%
Altria Group, Inc. ......................... 72,651 4,500,003
Philip Morris International, Inc. ................ 66,797 10,958,048
15,458,051
a
Trading Companies & Distributors  — 0.5%
Air Lease Corp., Class A .................... 4,458 246,973
Applied Industrial Technologies, Inc. ............ 1,683 456,934
Core & Main, Inc., Class A
(a)
.................. 8,262 525,794
Fastenal Co. ............................ 49,154 2,267,474
Security Shares Value
a
Trading Companies & Distributors (continued)
Ferguson Enterprises, Inc. ................... 8,504 $ 1,899,198
FTAI Aviation Ltd. ......................... 4,375 602,044
MSC Industrial Direct Co., Inc., Class A .......... 1,951 168,996
SiteOne Landscape Supply, Inc.
(a)
.............. 1,945 268,079
United Rentals, Inc. ....................... 2,807 2,478,413
Watsco, Inc. ............................ 1,495 674,066
WESCO International, Inc. ................... 1,898 392,810
WW Grainger, Inc. ........................ 1,897 1,972,007
11,952,788
a
Water Utilities  — 0.1%
American Water Works Co., Inc. ............... 8,354 1,171,565
Essential Utilities, Inc. ...................... 10,608 390,374
1,561,939
a
Wireless Telecommunication Services  — 0.2%
GCI Liberty, Inc., Class A
(a)(d)
................. 4,053 —
T-Mobile U.S., Inc. ........................ 20,509 4,889,551
4,889,551
Total Long-Term Investments — 99.8%
(Cost: $1,148,178,340) ............................... 2,518,009,375
a
Short-Term Securities
Money Market Funds  —  1.4%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.44%
(c)(e)(f)
...................... 32,405,752 32,418,715
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.30%
(c)(e)
............................ 3,299,991 3,299,991
a
Total Short-Term Securities — 1.4%
(Cost: $35,712,524) ................................. 35,718,706
Total Investments — 101.2%
(Cost: $1,183,890,864) ............................... 2,553,728,081
Liabilities in Excess of Other Assets — (1.2)% ............... (31,356,191)
Net Assets — 100.0% ................................. $ 2,522,371,890
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 21,304,135  $ 11,114,711
(a)
$ —  $ (131) $ —  $ 32,418,715  32,405,752  $ 16,104
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 3,163,706  136,285
(a)
—  —  —  3,299,991  3,299,991  31,702  —
BlackRock, Inc. ..... 5,634,584  118,699  (39,872) 31,408  1,166,637  6,911,456  6,249  32,604  —
$ 31,277  $ 1,166,637
$ 42,630,162
$ 80,410  $ —

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 12 09/19/25 $ 3,825 $ 93,741
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,518,009,375  $ —  $ —  $ 2,518,009,375
Short-Term Securities
Money Market Funds ...................................... 35,718,706  —  —  35,718,706
$ 2,553,728,081  $ —  $ —  $ 2,553,728,081
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 93,741  $ —  $ —  $ 93,741
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust